Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 127,121	¥ 110,121
Investment in affiliates, market value	159,867	110,568
Investment in affiliates, dividends received	14,913	30,063	¥ 18,186
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	96,649	101,289
Asset management fee paid	¥ 47,126	55,283	52,825
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid		1,937	2,433
Gains on the sales office buildings		¥ 1,744	¥ 10,473